Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at Jun. 30, 2010	$ 431	$ 10,666	$ 33,692	$ 1,123	$ (1,409)	$ 44,503
Stock options exercised		109			203	312
Tax benefit of stock based compensation		3				3
Stock based compensation		223				223
Dividends declared			(1,647)			(1,647)
Net income			5,291			5,291
Total other comprehensive loss, net of taxes				(604)		(604)
Balance at Jun. 30, 2011	431	11,001	37,336	519	(1,206)	48,081
Stock options exercised		94			278	372
Tax benefit of stock based compensation		5				5
Stock based compensation		19				19
Dividends declared			(1,297)			(1,297)
Net income			5,830			5,830
Total other comprehensive loss, net of taxes				(346)		(346)
Balance at Jun. 30, 2012	$ 431	$ 11,119	$ 41,869	$ 173	$ (928)	$ 52,664